REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of detail of revenues
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Passengers	3,342,381	2,713,774	9,005,629
Cargo	1,541,634	1,209,893	1,064,434
Total	4,884,015	3,923,667	10,070,063